Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Customer Revenue By Classes Of Similar Products Or Services

Customer revenue by classes of similar products or services, by segment, is presented below:

Year ended December 31 (millions)	2012	2011	2010

Services
Systems integration and consulting	$1,079.3	$1,164.7	$1,223.1
Outsourcing	1,475.5	1,487.2	1,531.3
Infrastructure services	442.4	487.0	472.4

Core maintenance	195.2	215.7	230.6
	3,192.4	3,354.6	3,457.4
Technology
Enterprise-class software and servers	480.3	443.9	462.5
Other technology	33.7	55.3	99.7
	514.0	499.2	562.2
Total	$3,706.4	$3,853.8	$4,019.6

Reconciliation of Segment Operating Income To Consolidated Income

Presented below is a reconciliation of segment operating income to consolidated income from continuing operations before income taxes:

Year ended December 31 (millions)	2012	2011	2010
Total segment operating income	$414.3	$360.1	$373.8
Interest expense	(27.5)	(63.1)	(101.8)
Other income (expense), net	(37.6)	(55.5)	(51.0)
Corporate and eliminations	(95.1)	(35.5)	1.9
Total income from continuing operations before income taxes	$254.1	$206.0	$222.9

Reconciliation Of Total Business Segment Assets To Consolidated Assets

Presented below is a reconciliation of total business segment assets to consolidated assets:

December 31 (millions)	2012	2011	2010
Total segment assets	$1,469.1	$1,555.9	$1,778.2
Cash and cash equivalents	655.6	714.9	828.3
Deferred income taxes	184.3	208.6	220.3
Prepaid postretirement assets	3.3	43.9	31.2
Other corporate assets	108.1	88.9	162.9
Total assets	$2,420.4	$2,612.2	$3,020.9

Summary Of The Operations By Business Segment

A summary of the company’s operations by business segment for 2012, 2011 and 2010 is presented below:

(millions)	Total	Corporate	Services	Technology
2012
Customer revenue	$3,706.4		$3,192.4	$514.0
Intersegment		$(123.1)	3.8	119.3
Total revenue	$3,706.4	$(123.1)	$3,196.2	$633.3
Operating income	$319.2	$(95.1)	$204.6	$209.7
Depreciation and amortization	174.6		102.4	72.2
Total assets	2,420.4	951.3	1,085.9	383.2
Capital expenditures	132.6	3.7	64.7	64.2

2011
Customer revenue	$3,853.8		$3,354.6	$499.2
Intersegment		$(102.6)	6.3	96.3
Total revenue	$3,853.8	$(102.6)	$3,360.9	$595.5
Operating income	$324.6	$(35.5)	$231.8	$128.3
Depreciation and amortization	194.8		116.4	78.4
Total assets	2,612.2	1,056.3	1,164.7	391.2
Capital expenditures	134.4	9.8	65.2	59.4

2010
Customer revenue	$4,019.6		$3,457.4	$562.2
Intersegment		$(116.6)	5.9	110.7
Total revenue	$4,019.6	$(116.6)	$3,463.3	$672.9
Operating income	$375.7	$1.9	$231.6	$142.2
Depreciation and amortization	250.6		191.4	59.2
Total assets	3,020.9	1,242.7	1,359.9	418.3
Capital expenditures	203.1	12.0	125.3	65.8

Revenue, Properties And Outsourcing Assets Geographic Segment

Geographic information about the company’s revenue, which is principally based on location of the selling organization, properties and outsourcing assets, is presented below:

Year ended December 31 (millions)	2012	2011	2010
Revenue
United States	$1,455.0	$1,577.9	$1,733.1
United Kingdom	496.9	408.7	426.2
Other foreign	1,754.5	1,867.2	1,860.3
Total	$3,706.4	$3,853.8	$4,019.6
Properties, net
United States	$112.7	$127.1	$142.8
United Kingdom	23.1	22.1	23.1
Other foreign	40.6	42.1	53.8
Total	$176.4	$191.3	$219.7
Outsourcing assets, net
United States	$67.1	$61.5	$69.6
United Kingdom	30.3	37.3	31.9
Other foreign	28.9	39.1	60.8
Total	$126.3	$137.9	$162.3